Principal Accounting Policies (Major variable Interest Entities) (Details) (CNY)	Dec. 31, 2011
Shanghai Ctrip Commerce [Member] | Two Senior Officers of Ctrip.com International, Ltd. [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	100.00%
Registered capital of VIE	30,000,000
Shanghai Huacheng [Member] | Shanghai Ctrip Commerce and One Senior Officer of Ctrip.com International, Ltd. [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	99.93%
Registered capital of VIE	70,000,000
Beijing Ctrip [Member] | Shanghai Ctrip Commerce and One Senior Officer of Ctrip.com International, Ltd. [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	100.00%
Registered capital of VIE	40,000,000
Guangzhou Ctrip [Member] | Two Senior Officers of Ctrip.com International, Ltd. [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	100.00%
Registered capital of VIE	3,000,000
Shanghai Ctrip [Member] | Two Senior Officers of Ctrip.com International, Ltd. [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	98.20%
Registered capital of VIE	5,000,000
Shenzhen Ctrip [Member] | Two Senior Officers of Ctrip.com International, Ltd. [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	100.00%
Registered capital of VIE	2,500,000
Chengdu Ctrip [Member] | Shanghai Ctrip [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	100.00%
Registered capital of VIE	3,500,000
Nantong Tongcheng [Member] | One Family Member of Senior Officer of Ctrip.com International, Ltd. [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	100.00%
Registered capital of VIE	10,000,000
Chengdu Ctrip International [Member] | Shanghai Ctrip [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	100.00%
Registered capital of VIE	2,000,000
Ctrip Insurance [Member] | Shanghai Ctrip Commerce and Ctrip Computer Technology [Member]
Variable interest entity [Line Items]
Shareholding percentage of VIE	100.00%
Registered capital of VIE	50,000,000